Remuneration and other benefits paid to the Bank's directors and senior managers - Salaries (Details) - Deferred variable compensation plan linked to multiannual objectives	12 Months Ended
	Dec. 31, 2018 installment	Dec. 31, 2017 payment
Remuneration of key personnel
Immediate payment percentage		40.00%
Deferred percentage	60.00%	60.00%
Variable Remuneration or bonus deferral period		5 years
Number of payments subject to fulfilment of specific objectives | payment		5
Percentage paid in cash	50.00%	50.00%
Percentage paid in shares	50.00%	50.00%
Directors
Remuneration of key personnel
Immediate payment percentage	40.00%
Deferred percentage	60.00%
Variable Remuneration or bonus deferral period	5 years
Number of payments subject to fulfilment of specific objectives | installment	3